Related Parties - Disclosure of Related Parties Outstanding Balances (Detail) - CAD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Gk mine [Member]
Related party [Line Items]
Amounts payable, related party transactions	[1]	$ 2,732	$ 2,789
Key management personnel of entity or parent [member]
Related party [Line Items]
Amounts payable, related party transactions		67	158
De Beers Canada [Member]
Related party [Line Items]
Amounts payable, related party transactions		$ 99	550
Dunebridge Worldwide Limited
Related party [Line Items]
Amounts payable, related party transactions	[2]		$ 31,813

[1]	included in accounts payable and accrued liabilities
[2]	does not include $318 of unamortized deferred transaction costs and issuance discount